UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-333-9716

Signature, Place, and Date of Signing:


/s/ David Rasiel                  New York, New York          August 10, 2005
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         33
                                                        ----------
Form 13F Information Table Value Total:                 $  729,659
                                                        ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                        RR Partners LP
                                                 Form 13F Information Table
                                                Quarter Ended June 30, 2005

                  TITLE OF             VALUE       SHRS OR     SH/  PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP      (x$1,000)   PRN AMT     PRN  CALL   DISCRETION   MANAGERS   SOLE         SHARED       NONE
--------------    --------  -----      ---------   -------     ---- ----   ----------   --------   ----         ------       ----
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED          COM       00763M108  $   4,619      116,200  SH             SOLE                116,200
MEDICAL OPTICS
INC
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP       COM       037411105  $  46,704      722,968  SH             SOLE                722,968
-----------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS     COM       042735100  $   6,798      250,300  SH             SOLE                250,300
INC
-----------------------------------------------------------------------------------------------------------------------------------
AVNET INC         COM       053807103  $   7,874      349,500  SH             SOLE                349,500
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER       CL A      093679108  $     886       97,096  SH             SOLE                 97,096
INC
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER       CL B      093679207  $   5,895      687,096  SH             SOLE                687,096
INC
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD        COM       112723101  $  39,157      858,700  SH             SOLE                858,700
HOMES CORP
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS           COM       232806109  $   3,030      240,700  SH             SOLE                240,700
SEMICONDUCTOR
CORP
-----------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC    COM       23331A109  $   8,023      213,333  SH             SOLE                213,333
-----------------------------------------------------------------------------------------------------------------------------------
DELTIC TIMBER     COM       247850100  $   3,890      102,300  SH             SOLE                102,300
CORP
-----------------------------------------------------------------------------------------------------------------------------------
EMMIS             CL A      291525103  $  20,241    1,145,500  SH             SOLE              1,145,500
COMMUNICATIONS
CORP
-----------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO       COM       311900104  $  50,917      831,300  SH             SOLE                831,300
-----------------------------------------------------------------------------------------------------------------------------------
FIRST CMNTY       COM       31983B101  $   6,047      127,300  SH             SOLE                127,300
BANCORP CALIF
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTENGERGY      COM       337932107  $  19,494      405,200  SH             SOLE                405,200
CORP
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC       COM       441060100  $  44,850    1,150,000  SH             SOLE              1,150,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED        COM       458118106  $   5,335      496,300  SH             SOLE                496,300
DEVICE
TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS      COM       478366107  $  16,493      292,800  SH             SOLE                292,800
INC
-----------------------------------------------------------------------------------------------------------------------------------
LABORATORY        COM       50540R409  $  12,146      243,400  SH             SOLE                243,400
CORP AMER         NEW
HLDGS
-----------------------------------------------------------------------------------------------------------------------------------
LAMAR             CL A      512815101  $  12,382      289,500  SH             SOLE                289,500
ADVERTISING CO
-----------------------------------------------------------------------------------------------------------------------------------
LOCKHEED          COM       539830109  $  62,470      963,000  SH             SOLE                963,000
MARTIN CORP
-----------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC    CL A      559222401  $   6,155       87,500  SH             SOLE                 87,500
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH      COM       58405U102  $  17,758      332,800  SH             SOLE                332,800
SOLUTIONS INC
-----------------------------------------------------------------------------------------------------------------------------------
MI DEVS INC       CL A SUB  55304X104  $   4,699      148,950  SH             SOLE                148,950
                  VTG
-----------------------------------------------------------------------------------------------------------------------------------


                                                        RR Partners LP
                                                 Form 13F Information Table
                                                Quarter Ended June 30, 2005


                  TITLE OF             VALUE       SHRS OR     SH/  PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP      (x$1,000)   PRN AMT     PRN  CALL   DISCRETION   MANAGERS   SOLE         SHARED       NONE
--------------    --------  -----      ---------   -------     ---- ----   ----------   --------   ----         ------       ----
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES   COM       723787107  $  59,754    1,420,000  SH             SOLE              1,420,000
CO
-----------------------------------------------------------------------------------------------------------------------------------
QUEST             COM       74834L100  $  40,080      752,400  SH             SOLE                752,400
DIAGNOSTICS INC
-----------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP      COM       783764103  $  18,588      245,000  SH             SOLE                245,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
SHAW              CL B      82028k200  $     920       44,300  SH             SOLE                 44,300
COMMUNICATIONS    COV
INC
-----------------------------------------------------------------------------------------------------------------------------------
SHERWIN           COM       824348106  $   2,967       63,000  SH             SOLE                 63,000
WILLIAMS CO
-----------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC    COM       832110100  $  39,360      617,900  SH             SOLE                617,900
-----------------------------------------------------------------------------------------------------------------------------------
STEWART           CL A      680370105  $   3,098      476,600  SH             SOLE                476,600
ENTERPRISES INC
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC   COM       887317105  $   2,089      125,000  SH             SOLE                125,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH      COM       91324P102  $  10,428      200,000  SH             SOLE                200,000
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC     COM       94973V107  $ 146,512    2,203,844  SH             SOLE              2,203,844
-----------------------------------------------------------------------------------------------------------------------------------


REPORT SUMMARY:           33  RECORDS  $ 729,659 FMV (in thousands)

                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED